Investments - Intangible Lease Assets - Additional Information (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Intangible Lease Assets
2026			$ 44,700,000
2027			43,100,000
2028			41,000,000
2029			38,400,000
2030			35,600,000
Thereafter			$ 187,400,000
In -place leases
Intangible Lease Assets
Weighted average remaining amortization period			10 years 10 months 24 days
Above-market leases
Intangible Lease Assets
Amount amortized		$ 2,800,000	$ 3,300,000
2026			2,600,000
2027			2,600,000
2028			2,500,000
2029			2,400,000
2030			2,300,000
Thereafter			$ 15,000,000
Weighted average remaining amortization period			12 years 9 months 18 days
Decrease to rental revenue | Above-market leases
Intangible Lease Assets
Amount amortized	$ 0
Depreciation and amortization expense
Intangible Lease Assets
Amount amortized	$ 300,000	$ 50,700,000		$ 54,500,000